Condensed Statement of Operations - USD ($)		2 Months Ended
	Feb. 01, 2021	Mar. 31, 2021
Formation costs	$ 10,000	$ 25,000
General and administrative expenses		16,111
Franchise tax expense		50,000
Net loss	$ (10,000)	$ (91,111)
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,000,000
Earnings Per Share, Basic and Diluted	$ 0
Class A Common Stock | Common Stock Subject To Possible Redemption [Member]
Weighted Average Number of Shares Outstanding, Basic and Diluted		39,997,668
Earnings Per Share, Basic and Diluted		$ 0.00
Class B Common Stock | Non Redeemable Common Stock [Member]
Earnings Per Share, Basic and Diluted		$ (0.01)
Common Stock Class A and Class B [Member] | Non Redeemable Common Stock [Member]
Net loss		$ (91,111)
Weighted Average Number of Shares Outstanding, Basic and Diluted		6,658,032
Earnings Per Share, Basic and Diluted		$ (0.01)
Class K Founder Shares
Shares Issued to sponser forfeited	5,000,000	5,000,000